The Group’s Business Reorganization and General Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jun. 16, 2025	May 22, 2025	May 14, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Nov. 14, 2025	Jun. 30, 2022
The Group’s Business Reorganization and General Information [Line Items]
Shares received		1
Shares held			10		80,370	60,083
Par value (in Dollars per share)		$ 0.1						$ 1
Number of shares reverse stock split		10
Percentage of issued and outstanding equity interests	50.00%	50.00%
Consideration for issued ordinary shares value	6,200,000
Private warrant shares		500,000
Private warrants exercise price (in Dollars per share)	$ 20	$ 20
Additional ordinary shares issue		12 months
Shares outstanding, percentage	77.00%
Voting interest percentage	98.00%
Current debt (in Dollars)					$ 58,000,000
Working capital (in Dollars)					(204,860,444)
Shareholders' deficit (in Dollars)					(82,873,602)	$ 250,001,370	$ 258,570,102		$ 124,869,117
Operating loss (in Dollars)					(104,150,129)	19,284,982	98,045,630
Estimated gain (in Dollars)					9,500,000
Moolec Science (Luxembourg) [Member[
The Group’s Business Reorganization and General Information [Line Items]
Consolidation ratio			ten-to-one
Shares received			1
Moolec Science (Cayman Islands) [Member]
The Group’s Business Reorganization and General Information [Line Items]
Par value (in Dollars per share)		$ 0.1
Bioceres S.A [Member]
The Group’s Business Reorganization and General Information [Line Items]
Borrowings (in Dollars)					36,400,000
Shareholders' deficit (in Dollars)					(91,042,130)	54,026,136
Operating loss (in Dollars)					(91,566,943)	$ (5,145,053)	$ 3,194,004
Approximate gain (in Dollars)					91,000,000
Bioceres LLC [Member]
The Group’s Business Reorganization and General Information [Line Items]
Approximate gain (in Dollars)					$ 5,300,000
Subsequent Events [Member] | Bioceres S.A [Member]
The Group’s Business Reorganization and General Information [Line Items]
Finance debt (in Dollars)				$ 69,500,000
Shares pledged				3,062,500
Bioceres Group Limited [Member]
The Group’s Business Reorganization and General Information [Line Items]
Shares received	500,000	450,000
Consideration for issued ordinary shares value		6,200,000
Bioceres Group Limited [Member] | Ordinary Shares [Member]
The Group’s Business Reorganization and General Information [Line Items]
Shares received		50,000
Consideration for issued ordinary shares value		700,000
Gentle Tech [Member]
The Group’s Business Reorganization and General Information [Line Items]
Shares received		132,750
Gentle Tech [Member] | Ordinary Shares [Member]
The Group’s Business Reorganization and General Information [Line Items]
Shares received		14,750
Holdback [Member]
The Group’s Business Reorganization and General Information [Line Items]
Percentage of equity and voting interest acquired		10.00%